SHARE CAPITAL - Disclosure of issued and outstanding common shares (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2026 CAD ($) shares	Jul. 31, 2026 CAD ($) Share shares	Jul. 31, 2025 CAD ($) shares
Disclosure of classes of share capital [line items]
Beginning balance	$ 33,531,655	$ 8,260,601	$ 2,991,010
Private placements		10,000,000	3,520,000
Flow-through private placement		1,600,000	1,674,880
Brokered private placement		15,000,500
Property acquisition		265,000	87,000
Warrants exercised	$ 524,231	4,381,144	1,582,500
Options exercised		147,900
Issuance on RSU vesting		0
Share issuance costs		(1,300,301)	(96,966)
Ending balance		$ 33,531,655	$ 8,260,601
Common Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period | shares	96,455,541	52,446,261	38,003,053
Beginning balance	$ 41,296,805	$ 11,369,158	$ 4,541,744
Private placement (shares) | shares		4,000,000	7,950,000
Private placements		$ 10,000,000	$ 3,520,000
Flow-through private placement (Shares) | shares		800,000	2,436,958
Flow-through private placement		$ 1,600,000	$ 1,734,880
Brokered private placement (shares) | shares		7,895,000
Brokered private placement		$ 15,000,500
Property acquisition (shares) | shares		100,000	100,000
Property acquisition		$ 265,000	$ 87,000
Warrants exercised (Shares) | shares		30,990,280	3,956,250
Warrants exercised		$ 4,381,144	$ 1,582,500
Options exercised (shares) | Share		174,000
Options exercised		$ 281,708
Issuance on RSU vesting (shares) | shares		50,000
Issuance on RSU vesting		$ 188,000
Share issuance costs		$ (1,788,705)	$ (96,966)
Number of shares outstanding at end of period | shares		96,455,541	52,446,261
Ending balance		$ 41,296,805	$ 11,369,158